Commitments and Contingencies (Details)	Mar. 31, 2015 USD ($)
Lease Office [Member]
Property, Plant and Equipment [Line Items]
2016	$ 52,540
2017	53,146
2018	44,730
Future minimum rental payments, Total	150,416
West Hartford,Connecticut World of Beer Property [Member]
Property, Plant and Equipment [Line Items]
2016	130,016
2017	133,196
2018	137,197
2019	141,308
2020	145,552
thereafter	795,932
Future minimum rental payments, Total	$ 1,483,201